STATEMENT OF CASH FLOWS (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (68,135)	$ (942,485)	$ (1,628,948)
Adjustment to reconcile net loss to net cash used in operating activities
Amortization of deferred financing costs	41,137
Depreciation and amortization expense		44,430	44,000
Options issued for services		232,109	497,926
Warrants issued for services		114,168	559,002
Convertible debt issued for services		8,000
Shares of common stock issued for services		8,950	156,250
Bad debt expense			25,742
Amortization of debt discount		3,420
Changes in operating assets and liabilities:
Prepaid expenses	(1,600)	(6,281)	2,196
Interest receivable	(47,601)	(28,259)	(930)
Accrued interest	49,364
Accounts payable	6,258	(15,981)	9,243
Amounts due to related party		17,823	11,000
Accrued liabilities		43,235	7,101
Publisher liabilities		(16,471)	(1,571)
Deferred revenue		(4,739)	10,486
Net cash used in operating activities	(20,577)	(542,081)	(308,503)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds loaned under loan receivable	(877,500)
Purchase of property and equipment		(10,012)
Capitalized software development			(14,678)
Net cash used in investing activities	(877,500)	(10,012)	(14,678)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan commissions paid	(97,500)
Proceeds from convertible notes	975,000		75,000
Borrowings on notes payable		877,500
Shares of common stock issued for cash	95,000	877,500	75,000
Net cash provided by financing activities	972,500
NET INCREASE IN CASH	74,423	325,407	(248,181)
CASH, BEGINNING OF PERIOD		11,301	277,597
CASH, END OF PERIOD	74,423	336,708	29,416
SUPPLEMENTAL DISCLOSURES
Interest paid		0	0
Income taxes paid		0	0
Noncash investing and financing activities:
Debt and accrued interest converted to common stock		91,045	0
Debt discount due to beneficial conversion feature		$ 3,420	$ 0